UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21413

Name of Fund:  Floating Rate Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Floating Rate Income Strategies Fund, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments


Floating Rate Income Strategies Fund, Inc.

Schedule of Investments as of November 30, 2004

                                       Face
Industry+                            Amount   Floating Rate Loan Interests++                                       Value
Aerospace & Defense - 0.7%     $  2,500,000   MRO Acquisitions Corporation, First Lien Term, due 8/27/2010   $    2,529,688

Automotive - 3.0%                 2,000,000   Goodyear Tire & Rubber Company, Deposit Account, due 9/30/2007      2,024,062
                                  1,869,565   Keystone Automotive Operations, Inc., Term, due 10/30/2009          1,894,395
                                  1,825,078   NFIL Holdings Inc., Term B, due 2/27/2010                           1,845,610
                                              Tenneco Automotive Inc.:
                                  3,217,069         Term B, due 12/12/2010                                        3,278,730
                                  1,458,621         Term B-1, Credit Linked, due 12/12/2010                       1,486,578
                                                                                                             --------------
                                                                                                                 10,529,375

Broadcasting - 1.4%               3,000,000   Emmis Operating Company, Term B, due 11/10/2011                     3,035,064
                                  2,000,000   Gray Television, Inc., Incremental Term, due 6/30/2011              2,027,500
                                                                                                             --------------
                                                                                                                  5,062,564

Cable - U.S. - 15.0%              8,000,000   Century Cable Holdings LLC, Discretionary Term, due
                                              12/31/2009                                                          7,953,336
                                 21,196,875   Charter Communications Operating LLC, Term B, due 4/27/2011        21,172,265
                                  2,064,796   DIRECTV Holdings Additional Term B-2, due 3/06/2010                 2,097,575
                                              Inmarsat Investments Limited:
                                  2,292,136         Term B, due 10/10/2010                                        2,304,672
                                  2,297,523         Term C, due 10/10/2011                                        2,317,555
                                  4,962,500   Insight Midwest Holdings, LLC, Term B, due 12/31/2009               5,052,788
                                  3,200,000   Mediacom Broadband LLC, Term B, due 3/31/2013                       3,230,000
                                  2,475,000   Mediacom Iowa LLC, Tranche A - Term, due 3/31/2010                  2,464,558
                                  6,947,289   Panamsat Corp., Term B, due 8/20/2011                               7,003,736
                                                                                                             --------------
                                                                                                                 53,596,485

Chemicals - 8.2%                  1,990,000   Hercules Incorporated, Term B, due 10/08/2010                       2,006,915
                                  6,750,000   Huntsman International LLC, Term B, due 12/31/2010                  6,886,687
                                    738,925   Kraton Polymers LLC, Revolving Term, due 12/24/2010                   748,777
                                  3,500,000   Kosa BV (INVISTA), Term, due 4/29/2011                              3,562,099
                                    997,500   Lyondell-Citgo Refining, Term, due 5/21/2007                        1,004,981
                                  6,658,852   Nalco Company, Term B, due 11/04/2010                               6,734,803
                                  1,498,403   Pinnacle Polymers (Epsilon Products), Term, due 12/15/2006          1,519,523
                                  2,000,000   Rockwood Specialties Group, Inc., Term B, due 7/30/2012             2,015,536
                                  4,750,000   Wellman, Inc., Second Lien Term, due 2/10/2010                      4,765,832
                                                                                                             --------------
                                                                                                                 29,245,153

Consumer - Durables - 2.0%                    Simmons Co., Term B:
                                  2,448,148         due 10/29/2005                                                2,506,292
                                  4,500,000         due 6/19/2011                                                 4,559,998
                                                                                                             --------------
                                                                                                                  7,066,290

Consumer - Non-Durables - 0.8%    1,985,000   American Achievement Corp., Term B, due 3/22/2011                   2,014,775
                                    997,500   Ames True Temper, Inc., Term, due 6/28/2011                         1,012,775
                                                                                                             --------------
                                                                                                                  3,027,550

Diversified Media - 4.6%          3,874,237   Dex Media West Inc., Term B, due 3/09/2010                          3,914,595
                                  3,000,000   Freedom Communications, Inc., Term B, due 5/18/2012                 3,052,500
                                  5,500,000   Metro-Goldwyn-Mayer Studios Inc., Term B, due 4/30/2010             5,525,437
                                  1,356,407   Primedia Inc., Term B, due 6/30/2009                                1,326,566
                                  2,394,000   RH Donnelley Inc., Term B-2, due 6/30/2010                          2,420,796
                                                                                                             --------------
                                                                                                                 16,239,894

Energy-Other - 1.3%               2,750,000   Dresser, Inc., Unsecured Term, due 3/01/2010                        2,798,125
                                  1,745,625   Pride Offshore Inc., Term B, due 7/07/2011                          1,769,264
                                                                                                             --------------
                                                                                                                  4,567,389

Food & Drug - 0.2%                  759,566   Alimentation Couche-Tard, Inc. (ACT), Term, due 12/17/2010            769,061

Food & Tobacco - 4.5%             1,500,000   Constellation Brands, Inc., Term B, due 11/30/2008                  1,508,320
                                  1,750,000   Doane Pet Care Enterprises Inc., Term, due 11/05/2009               1,778,437
                                  5,738,301   Dr Pepper/Seven Up Bottling Group, Inc., Term B, due 12/19/2010     5,841,413
                                  3,007,991   Meow Mix Company, First Lien Term, due 10/10/2009                   2,966,631
                                  2,970,000   Michael Foods, Inc., Term, due 11/21/2010                           3,018,726
                                    947,500   Pierre Foods, Inc., Term B, due 6/30/2010                             957,962
                                                                                                             --------------
                                                                                                                 16,071,489

Gaming - 4.4%                     1,995,000   Boyd Gaming Corporation, Term, due 6/30/2011                        2,024,676
                                  1,218,750   Global Cash Access LLC, Term B, due 3/10/2010                       1,242,363
                                  1,985,000   Green Valley Ranch Gaming, LLC, Term, due 12/22/2010                2,014,775
                                    995,000   Isle of Capri Black Hawk, Term C, due 12/31/2007                    1,010,340
                                  1,800,000   Pinnacle Entertainment, Inc., Term, due 8/27/2010                   1,827,000
                                  1,666,408   Scientific Games Corporation, Term C, due 11/04/2009                1,693,487
                                  5,613,636   Venetian Casino Resort, LLC, Term B, due 6/15/2011                  5,717,724
                                                                                                             --------------
                                                                                                                 15,530,365

Health Care - 3.5%                2,800,000   Community Health Systems, Inc., Term, due 8/19/2011                 2,827,345
                                  5,004,545   Orthofix International NV, Term B, due 12/15/2008                   5,063,974
                                    685,068   Rotech Healthcare, Inc., Term B, due 3/31/2008                        693,738
                                  3,674,339   Triad Hospitals, Inc., Term B, due 9/30/2008                        3,730,288
                                                                                                             --------------
                                                                                                                 12,315,345

Household Funiture &              2,100,000   General Growth Properties, Inc., Term B, due 11/12/2008             2,110,172
Appliances - 1.3%                 2,493,750   Nortek, Inc., Term, due 8/27/2011                                   2,539,468
                                                                                                             --------------
                                                                                                                  4,649,640

Housing - 3.8%                    2,955,556   Associated Materials Incorporated, Term, due 8/29/2010              2,996,194
                                  4,331,250   Headwaters Incorporated, Term B, due 4/30/2011                      4,392,611
                                  1,106,723   Juno Lighting, Inc., First Lien Term, due 11/21/2010                1,122,633
                                  4,855,000   PGT Industries, Inc., Term A, due 1/31/2009                         4,930,859
                                                                                                             --------------
                                                                                                                 13,442,297

IT - 1.0%                         3,456,250   VUTEK Inc., Term, due 6/25/2010                                     3,460,570

Leisure - 1.1%                    2,977,500   24 Hour Fitness Worldwide, Term, due 7/01/2009                      3,016,580
                                    826,588   Wyndham International, Inc., Increasing Rate Term,
                                              due 4/01/2006                                                         834,647
                                                                                                             --------------
                                                                                                                  3,851,227

Manufacturing - 8.8%              2,487,500   Communications & Power Industries, Inc., Term, due 7/23/2010        2,527,922
                                              High Voltage Engineering Corporation:
                                  3,000,000         Term A, due 7/31/2006                                         2,985,000
                                  2,009,236         Term B, due 7/31/2007(e)                                      2,079,560
                                  2,000,000   Invensys International Holdings Ltd., Second Lien Term,
                                              due 10/25/2009                                                      2,060,000
                                  1,778,784   Itron, Inc., Term B, due 12/17/2010                                 1,796,572
                                  4,500,000   MetoKote Corporation, Term, due 2/13/2011                           4,559,062
                                  3,071,101   Mueller Group,Term, due 4/23/2011                                   3,096,054
                                  4,812,500   Roper Industries, Inc., Term, due 12/29/2008                        4,829,045
                                  1,314,718   SPX Corporation, Term B-1, due 9/30/2009                            1,323,428
                                              Sensus Metering Systems Inc.:
                                  5,567,391         Term B-1, due 12/17/2010                                      5,617,264
                                    835,109         Term B-2, due 12/19/2010                                        842,590
                                                                                                             --------------
                                                                                                                 31,716,497

Packaging - 4.4%                  6,097,349   Berry Plastics Corporation, Term, due 7/22/2010                     6,181,187
                                  3,000,000   Graham Packaging Holdings Company, Term B, due 10/07/2011           3,049,554
                                  2,000,000   Intertape Polymer Corp., Term B, due 7/28/2011                      2,035,000
                                              Owens-Illinois Group Inc.:
                                    595,238         Term B, due 4/01/2008                                           607,825
                                  3,669,286         Term B-1, due 4/01/2008                                       3,741,527
                                                                                                             --------------
                                                                                                                 15,615,093

Paper - 2.4%                                  Boise Cascade, LLC:
                                  2,030,137         Term B, due 10/29/2011                                        2,066,722
                                  1,869,863         Term C, due 10/29/2010                                        1,885,269
                                  1,488,750   SP Newsprint, Term B, due 1/09/2010                                 1,511,366
                                              Smurfit Stone Container Corporation:
                                  2,294,118         Term B, due 11/01/2011                                        2,333,404
                                    705,882         Term C, due 11/01/2011                                          718,345
                                                                                                             --------------
                                                                                                                  8,515,106

Retail - 2.1%                     2,313,678   American Reprographics Company, LLC, Second Lien Term,
                                              due 12/18/2009                                                      2,498,772
                                  4,962,500   General Nutrition Centers, Inc., Term B, due 12/05/2009             5,023,291
                                                                                                             --------------
                                                                                                                  7,522,063

Services - 2.8%                   1,942,000   Baker Tanks, Inc., Term, due 1/30/2011                              1,970,524
                                  2,892,750   Buhrmann U.S, Term C-1, due 12/23/2010                              2,933,431
                                  2,992,500   Coinstar, Inc., Term, due 7/07/2011                                 3,044,869
                                              United Rentals, Inc.:
                                  1,658,333         Initial Term, due 2/14/2011                                   1,681,135
                                    333,333         Tranche B, Term Link Deposit, due 2/14/2011                     336,528
                                                                                                             --------------
                                                                                                                  9,966,487

Telecommunications - 2.1%         2,192,667   Consolidated Communications Acquisition of TXU, Inc.,
                                              Term C, due 10/14/2011                                              2,229,668
                                              WilTel Communications Inc.:
                                  3,600,000   First Lien Term, due 6/30/2011                                      3,603,377
                                  1,800,000   Second Lien Term, due 12/31/2010                                    1,802,250
                                                                                                             --------------
                                                                                                                  7,635,295

Transportation - 1.3%             4,436,165   Laidlaw International Inc., Term B, due 6/30/2009                   4,509,641

Utilities - 11.0%                 1,571,429   AES Corporation, Term, due 4/30/2008                                1,601,220
                                  4,952,350   Calpine Corporation, Second Lien Term, due 7/16/2007                4,320,039
                                              Calpine Generating Company LLC:
                                  1,500,000         First Priority Term, due 3/11/2009                            1,531,289
                                  2,500,000         Second Priority Term, due 3/11/2010                           2,449,375
                                  7,918,875   CenterPoint Energy, Inc., Term, due 10/07/2006                      7,955,999
                                  5,472,500   Cogentrix Delaware Holdings, Inc., Term, due 2/25/2009              5,565,987
                                  2,793,000   Dynegy Holdings Inc., Term, due 5/27/2010                           2,854,971
                                              El Paso Corporation:
                                  1,425,000         Term, due 11/23/2009                                          1,433,651
                                  2,375,000         Term C, due 11/23/2009                                        2,395,225
                                    995,000   Midwest Generation LLC, Term C, due 4/27/2011                       1,011,272
                                  3,250,000   Mission Energy Holding, Term, due 12/11/2006                        3,265,236
                                              NRG Energy, Inc.:
                                    250,000         Credit Link Deposit, due 6/23/2010                              257,187
                                    441,276         Term, due 6/23/2010                                             453,963
                                  2,500,000   Quanta Services, Term, due 6/19/2008                                2,535,937
                                  1,566,395   Reliant Resources, Inc., Term, due 3/15/2007                        1,600,007
                                                                                                             --------------
                                                                                                                 39,231,358

Wireless Telecommunications -     2,332,375   Centennial Cellular Operating Co., Term A, due 2/09/2011            2,367,153
6.8%                                          Nextel Communications, Inc.:
                                  1,000,000         Term C, due 5/31/2011                                         1,017,708
                                 14,887,500         Term E, due 12/15/2010                                       14,923,126
                                  5,788,000   SBA Communications Corp., Inc., Term B, due 10/31/2008              5,851,309
                                                                                                             --------------
                                                                                                                 24,159,296

                                              Total Investments in Floating Rate Loan Interests
                                              (Cost - $347,343,439) - 98.5%                                     350,825,218



                                              Corporate Debt

Airlines - 0.6%                               Delta Air Lines, Inc.:
                                  2,000,000         7.90% due 12/15/2009                                          1,110,000
                                  1,550,000         2.875% due 2/18/2024 (Convertible)(b)                           993,937
                                                                                                             --------------
                                                                                                                  2,103,937

Automotive - 0.3%                   250,000   Delco Remy International, Inc., 6.07% due 4/15/2009                   253,125
                                    700,000   Tenneco Automotive Inc., 8.625% due 11/15/2014(b)                     728,000
                                                                                                             --------------
                                                                                                                    981,125

Broadcasting - 2.1%                 250,000   CanWest Media, Inc., 8% due 9/15/2012                                 267,500
                                  4,000,000   Granite Broadcasting Corporation, 9.75% due 12/01/2010              3,760,000
                                    250,000   New Skies Satellites BV, 7.438% due 11/01/2011(b)(c)                  256,250
                                  3,000,000   Paxson Communications Corporation, 4.82% due 1/15/2010(b)(c)        3,015,000
                                    250,000   XM Satellite Radio Inc., 7.66% due 5/01/2009(c)                       255,938
                                                                                                              -------------
                                                                                                                  7,554,688

Cable - U.S. - 1.1%                 850,000   Inmarsat Finance PLC, 7.625% due 6/30/2012                            869,125
                                  3,000,000   Rainbow National Services LLC, 10.375% due 9/01/2014(b)             3,180,000
                                                                                                             --------------
                                                                                                                  4,049,125

Cable - International - 1.1%        400,000   Kabel Deutschland GmbH, 10.625% due 7/01/2014(b)                      460,000
                                              NTL Cable PLC(b):
                                  3,000,000         6.07% due 10/15/2012(c)                                       3,090,000
                                    375,000         8.75% due 4/15/2014                                             422,813
                                                                                                             --------------
                                                                                                                  3,972,813

Chemicals - 2.2%                  1,950,000   Crompton Corporation, 7.67% due 8/01/2010(b)(c)                     2,106,000
                                  5,000,000   PolyOne Corporation, 10.625% due 5/15/2010                          5,637,500
                                                                                                             --------------
                                                                                                                  7,743,500

Consumer - Non-Durables - 0.8%      250,000   Elizabeth Arden, Inc., 7.75% due 1/15/2014                            266,250
                                  2,000,000   Playtex Products, Inc., 8% due 3/01/2011                            2,190,000
                                    350,000   Samsonite Corporation, 8.875% due 6/01/2011                           372,313
                                                                                                             --------------
                                                                                                                  2,828,563

Energy-Exploration &                250,000   Belden & Blake Corporation, 8.75% due 7/15/2012(b)                    270,625
Production - 0.1%

Energy-Other - 0.6%               4,000,000   Trico Marine Services, Inc., 8.875% due 5/15/2012(d)                2,160,000

 Food & Tobacco - 1.2%            3,000,000   Smithfield Foods, Inc., 7% due 8/01/2011                            3,180,000
                                  1,050,000   The Wornick Company, 10.875% due 7/15/2011(b)                       1,149,750
                                                                                                             --------------
                                                                                                                  4,329,750

Gaming - 3.0%                     5,000,000   The Majestic Star Casino, LLC, 9.50% due 10/15/2010                 5,275,000
                                    250,000   Mohegan Tribal Gaming Authority, 7.125% due 8/15/2014(b)              264,375
                                    325,000   River Rock Entertainment Authority, 9.75% due 11/01/2011              359,125
                                              Station Casinos, Inc.:
                                  4,000,000         6% due 4/01/2012                                              4,120,000
                                    775,000         6.50% due 2/01/2014                                             804,063
                                                                                                             --------------
                                                                                                                 10,822,563

Health Care - 0.2%                  575,000   US Oncology, Inc., 9% due 8/15/2012(b)                                638,250

Housing - 0.1%                      450,000   Nortek, Inc., 8.50% due 9/01/2014(b)                                  483,750

Hybrid - 2.9%                    10,000,000   Dow Jones CDX.NA.HY.3 Trust 3 December 2009, 8%
                                              due 12/29/2009(b)                                                  10,143,750

IT - 0.6%                         2,050,000   Freescale Semiconductor, Inc., 4.82% due 7/15/2009(c)               2,121,750

Leisure - 1.4%                    3,900,000   FelCor Lodging LP, 6.874% due 6/01/2011(c)                          4,065,750
                                  1,000,000   True Temper Sports, Inc., 8.375% due 9/15/2011                        890,000
                                                                                                             --------------
                                                                                                                  4,955,750

Manufacturing - 1.7%                250,000   Altra Industrial Motion, Inc., 9% due 12/01/2011(b)                   253,750
                                  2,500,000   Case New Holland Inc., 6% due 6/01/2009(b)                          2,450,000
                                    325,000   Erico International Corporation, 8.875% due 3/01/2012                 339,625
                                  2,900,000   Invensys PLC, 9.875% due 3/15/2011(b)                               3,124,750
                                                                                                             --------------
                                                                                                                  6,168,125

Metal - Other - 0.6%              2,000,000   Vale Overseas Ltd., 8.25% due 1/17/2034                             2,055,000

Packaging - 0.8%                  1,550,000   Consolidated Container Company LLC, 10.75% due 6/15/2007(a)         1,302,000
                                    250,000   Portola Packaging, Inc., 8.25% due 2/01/2012                          189,375
                                    600,000   Tekni-Plex, Inc., 8.75% due 11/15/2013(b)                             597,000
                                    725,000   Wise Metals Group LLC, 10.25% due 5/15/2012(b)                        732,250
                                                                                                             --------------
                                                                                                                  2,820,625

Paper - 1.9%                      2,650,000   Abitibi-Consolidated Inc., 5.99% due 6/15/2011(c)                   2,683,125
                                    700,000   Ainsworth Lumber Co. Ltd., 5.669% due 10/01/2010(b)(c)                703,500
                                    250,000   Boise Cascade, LLC, 5.005% due 10/15/2012(b)(c)                       256,250
                                  2,912,000   Western Forest Products Inc., 15% due 7/28/2009(b)(e)               3,276,000
                                                                                                             --------------
                                                                                                                  6,918,875

Retail - 0.5%                       350,000   Finlay Fine Jewelry Corporation, 8.375% due 6/01/2012                 377,125
                                  1,300,000   The Jean Coutu Group, Inc., 8.50% due 8/01/2014(b)                  1,319,500
                                                                                                             --------------
                                                                                                                  1,696,625

Services - 1.5%                   3,375,000   Allied Waste North America, Inc., 7.375% due 4/15/2014              3,147,188
                                    400,000   FTD, Inc., 7.75% due 2/15/2014                                        412,000
                                  2,000,000   United Rentals (North America), Inc., 7.75% due 11/15/2013          1,920,000
                                                                                                             --------------
                                                                                                                  5,479,188

Steel - 2.5%                      3,000,000   CSN Islands VIII Corp., 9.75% due 12/16/2013(b)                     3,217,500
                                  5,000,000   Ispat Inland ULC, 8.756% due 4/01/2010(c)                           5,500,000
                                                                                                             --------------
                                                                                                                  8,717,500

Telecommunications - 3.8%         6,000,000   Cincinnati Bell Inc., 8.375% due 1/15/2014                          5,985,000
                                  3,700,000   Qwest Communications International Inc., 5.79% due
                                              2/15/2009(b)(c)                                                     3,690,750
                                    250,000   Rural Cellular Corporation, 6.99% due 3/15/2010(c)                    257,500
                                  3,500,000   Time Warner Telecom Holdings, Inc., 6.29% due 2/15/2011(c)          3,491,250
                                                                                                             --------------
                                                                                                                 13,424,500

Utilities - 1.3%                  3,000,000   Calpine Canada Energy Finance ULC, 8.50% due 5/01/2008              2,145,000
                                  3,000,000   Calpine Corporation, 9.875% due 12/01/2011(b)                       2,407,500
                                    250,000   Sierra Pacific Resources, 8.625% due 3/15/2014                        285,000
                                                                                                             --------------
                                                                                                                  4,837,500

Wireless Telecommunications -                 Rogers Wireless Inc.(b):
0.5%                                250,000         5.525% due 12/15/2010(c)                                        258,750
                                  1,100,000         7.25% due 12/15/2012                                          1,142,625
                                    250,000         8% due 12/15/2012                                               259,375
                                    450,000   SBA Telecommunications, Inc., 9.75% due 12/15/2011(a)                 374,625
                                                                                                             --------------
                                                                                                                  2,035,375

                                              Total Investments in Corporate Debt
                                              (Cost - $115,892,410) - 33.5%                                     119,313,252


Floating Rate Income Strategies Fund, Inc.

Schedule of Investments as of November 30, 2004 (concluded)

                                     Shares
Industry+                              Held   Common Stocks                                                        Value
Paper                                84,448   Western Forest Products Inc.(b)                                $      532,661



                                              Total Investments in Common Stocks (Cost - $420,193) - 0.1%           532,661


                                 Beneficial
                                   Interest   Short-Term Securities
                                 $        1   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I**                   1

                                              Total Investment in Short-Term Securities (Cost - $1) - 0.0%                1

Total Investments (Cost - $463,656,043* ) - 132.1%                                                              470,671,132
Liabilities in Excess of Other Assets - (32.1%)                                                               (114,460,357)
                                                                                                             --------------
Net Assets - 100.0%                                                                                          $  356,210,775
                                                                                                             ==============


  * The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $  463,656,043
                                                    ==============
    Gross unrealized appreciation                   $   10,203,642
    Gross unrealized depreciation                   $  (3,188,553)
                                                    --------------
    Net unrealized appreciation                     $    7,015,089
                                                    ==============


 ** Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                          Interest
    Affiliate                            Net Activity       Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I           $(6,354,569)     $ 11,917


  + For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ++ Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
    Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or
    (iii) the certificate of deposit rate.

(a) Represents a step-up bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Floating rate note.

(d) Non-income producing; issuer filed for bankruptcy or is in default of interest payments.

(e) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Floating Rate Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Floating Rate Income Strategies Fund, Inc.


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Floating Rate Income Strategies Fund, Inc.


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Floating Rate Income Strategies Fund, Inc.


Date: January 13, 2005